Property, plant and equipment (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of property, plant and equipment
Property, plant and equipment		€ 8,361.1	€ 9,438.0	€ 9,029.6
Reversal of Pre-delivery trade payable	€ 497.0
Supplier reimbursements	€ 378.0
Aircraft delivery delay		2 years
Aircraft
Reconciliation of property, plant and equipment
Net book value of aircraft mortgaged to lenders as security for loans		€ 950.0	1,337.0	2,395.0
Advance payments on aircraft		507.0	1,329.0	711.0
Property, plant and equipment		8,192.9	9,269.0	8,912.5
Aircraft under finance lease
Reconciliation of property, plant and equipment
Property, plant and equipment		€ 0.0	€ 132.0	€ 198.0